UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Asset Management, LLC

Address:  2775 Via de la  Valle, Suite 204
          Del Mar, CA 92014


13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey Feinberg
Title:  Managing Member
Phone:  (858) 259-3440


Signature, Place and Date of Signing:


  /s/ Jeffrey Feinberg             Del Mar, CA               February 14, 2005
------------------------         ---------------------        -----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:  85

Form 13F Information Table Value Total: $477,110
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


1. 28-10801                   JLF Offshore Fund, Ltd.
    -----------------------   --------------------------


                                                     FORM 13F INFORMATION TABLE
                                                      JLF ASSET MANAGEMENT LLC
                                                              FORM 13F
                                                         December 31, 2004

COLUMN 1                                COLUMN 2    COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8

                                        TITLE                    VALUE      SHRS OR   SH/ PUT/  INVESTNT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS    CUSIP        (X$1000)   PRN AMT   PRN CALL  DISCRETN  MGRS  SOLE    SHARED  NONE
--------------                          --------    -----        --------   -------   --------  --------  ----  ----    ------  ----
Abercrombie & Fitch Co.                 COMMON      002896207        2817     60000                              60000   0       0
Affirmative Insurance Holdings Inc      COMMON      008272106        4943    293550                             293550   0       0
Allegheny Energy Inc                    COMMON      017361106        1754     89000                              89000   0       0
Allegheny Technologies Inc              COMMON      01741R102        2789    128700                             128700   0       0
Allstate Corp.                          COMMON      020002101        3310     64000                              64000   0       0
American Eagle Outfiters                COMMON      02553E106       11578    245818                             245818   0       0
American Equity Investment Life
  Holding Co                            COMMON      025676206        6047    561500                             561500   0       0
American Italian Pasta Co               CL A        027070101        1804     77600                              77600   0       0
Americredit Corp.                       COMMON      03060R101        3741    153000                             153000   0       0
Ark Restaurants Corp                    COMMON      040712101        2744     70000                              70000   0       0
Assurant Inc                            COMMON      04621X108        5420    177400                             177400   0       0
Bell Microproducts Inc                  COMMON      078137106         531     55200                              55200   0       0
Brunswick Corp                          COMMON      117043109       19790    399800                             399800   0       0
Build-A-Bear Workshop Inc               COMMON      120076104         787     22400                              22400   0       0
CMET Finance Holdings, Inc.             COMMON      189758105        2300     23000                              23000   0       0
Cache Inc                               COMMON NEW  127150308        1948    108100                             108100   0       0
California Pizza Kitchen Inc.           COMMON      13054D109        1946     84600                              84600   0       0
Candies Inc                             COMMON      137409108        2974    550812                             550812   0       0
Carter's, Inc                           COMMON      146229109       25321    744962                             744962   0       0
Clarus Corp                             COMMON      182707109         158     17580                              17580   0       0
Click Commerce Inc.                     COMMON NEW  18681D208        2317    144200                             144200   0       0
Compuware Corp.                         COMMON      205638109        9726   1517339                            1517339   0       0
Concurrent Computer Corp New            COMMON      206710204        2205    771051                             771051   0       0
Conexant Systems Inc                    COMMON      207142100         862    433000                             433000   0       0
Continental Airlines Inc.               CL B        210795308        4525    334200                             334200   0       0
Creo Inc                                COMMON      225606102         611     40800                              40800   0       0
Ctrip.com International Ltd             ADR         22943F100        2301     50000                              50000   0       0
Doubleclick Inc.                        COMMON      258609304        1128    145000                             145000   0       0
Dress Barn Inc.                         COMMON      261570105         410     23300                              23300   0       0
Emrise Corp                             COMMON      29246J101        5142    3042500                           3042500   0       0
EZCORP Inc                              CL ANON VTG 302301106        5686    369000                             369000   0       0
First Acceptance Corp                   COMMON      318457108         188     21000                              21000   0       0
GP Strategies Corp                      COMMON      36225V104         671     90000                              90000   0       0
Genesco Inc                             COMMON      371532102        2055     66000                              66000   0       0
GoRemote Internet Communications Inc    COMMON      382859106         116     55900                              55900   0       0
Gol Linhas Aereas                       ADR         38045R107       13479    422800                             422800   0       0
Google Inc                              CL A        38259P508        2506     13000                              13000   0       0
Great Wolf Resorts Inc                  COMMON      391523107       13187    590300                             590300   0       0
Greenhill & Co                          COMMON      395259104        1986     69200                              69200   0       0
Hythiam Inc                             COMMON      44919F104         201     32500                              32500   0       0
Infocrossing Inc                        COMMON      45664X109        6319    373216                             373216   0       0
Inphonic Inc                            COMMON      45772G105       18689    680100                             680100   0       0
Insight Enterprises Inc.                COMMON      45765U103        3447    168000                             168000   0       0
Internet Capital Group Inc              COMMON NEW  46059C205        1829    203201                             203201   0       0
Jeffries Group Inc.                     COMMON      472319102        3118     77400                              77400   0       0
Jos A Bank Clothiers Inc                COMMON      480838101        4488    158600                             158600   0       0
KB Home                                 COMMON      48666K109        3424     32800                              32800   0       0
KMG America Corp                        COMMON      482563103       14049   1277200                            1277200   0       0
Laidlaw International Inc               COMMON      50730R102        6891    322000                             322000   0       0
Las Vegas Sands Corp                    COMMON      517834107       11856    247000                             247000   0       0
Laureate Education Inc                  COMMON      518613104        7054    160000                             160000   0       0
Legg Mason Inc.                         COMMON      524901105        8112    110729                             110729   0       0
Linens n Things Inc.                    COMMON      535679104        4886    197000                             197000   0       0
Lone Star Steakhouse & Saloon Inc.      COMMON      542307103         574     20500                              20500   0       0
Medical Properties Inc - 144a           COMMON      58463J106       17889   1745300                            1745300   0       0
Medis Technologies Ltd                  COMMON      58500P107         952     51900                              51900   0       0
Merrill Lynch & Co. Inc.                COMMON      590188108        5080     85000                              85000   0       0
Navarre Corp                            COMMON      639208107         968     55000                              55000   0       0
Ness Technologies Inc                   COMMON      64104X108       21125   1419679                            1419679   0       0
Newtek Business Services Inc            COMMON      652526104        8380   1948800                            1948800   0       0
Nordstrom Inc.                          COMMON      655664100        8318    178000                             178000   0       0
Oakley Inc.                             COMMON      673662102        1844    144600                             144600   0       0
Parlux Frangrances Inc                  COMMON      701645103       18797    836169                             836169   0       0
Petco Animal Supplies Inc.              COMMON      716016209        2922     74000                              74000   0       0
Philadephia Consolidated Holding Co     COMMON      717528103       21224    320900                             320900   0       0
Phillips Van Heusen Corp.               COMMON      718592108        7698    285100                             285100   0       0
PhotoMedex Inc                          COMMON      719358103        7380   2733498                            2733498   0       0
Polo Ralph Lauren Corp                  CLA         731572103        2300     54000                              54000   0       0
Provident Senior Living 144a            COMMON      744053109        3200    200000                             200000   0       0
Psychemedics Corp                       COMMON      744375205        6603    509900                             509900   0       0
RCG Companies Inc                       COMMON      749328100        1121    896400                             896400   0       0
Rayovac Corp.                           COMMON      755081106       16750    548100                             548100   0       0
Republic Airways Holdings Inc           COMMON      760276105         543     40900                              40900   0       0
Ryland Group Inc.                       COMMON      783764103        2992     52000                              52000   0       0
Seagate Technology                      SHS         G7945J104        3385    196000                             196000   0       0
Selective Insurance Group Inc.          COMMON      816300107        8134    183860                             183860   0       0
Stancorp Financial Group Inc.           COMMON      852891100       12713    154100                             154100   0       0
Sunterra Corp                           COMMON NEW  86787D208        1134     80800                              80800   0       0
TLC Vision Corp                         COMMON      872549100        2084    200000                             200000   0       0
Tiffany & Co.                           COMMON      886547108       18373    574700                             574700   0       0
True Relgion Apparel Inc                COMMON      89784N104       15880   1960500                            1960500   0       0
Tupperware Corp.                        COMMON      899896104         949     45800                              45800   0       0
TurboChef Technologies Inc              COMMON      90006107         7634    333672                             333672   0       0
WebSideStory Inc                        COMMON      947685103        1550    124661                             124661   0       0
Weight Watchers International Inc.      COMMON      948626106        9639    234700                             234700   0       0

02717.0001 #546434